NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
NET LOSS PER SHARE
NET LOSS PER SHARE

11. NET LOSS PER SHARE

Basic and diluted net loss per share for the six months ended June 30, 2024 and 2025 were calculated as follows:

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(17,011,716)	(13,477,240)
Net loss attributable to ordinary shareholders	(17,011,716)	(13,477,240)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	55,213,051	58,891,864
Net Loss per share—basic and diluted	(0.31)	(0.23)

The effects of all outstanding share options have been excluded from the computation of diluted loss per share for the six months ended June 30, 2024 and 2025 as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the Six Months Ended June 30,
	2024	2025
Incremental shares on share options and share grant	1,305,736	191,073